Goodwill, Intangible Assets and Contract Liabilities - Schedule of Intangible Assets and Contract Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			$ (533)
Amortization	1,518	1,518	868
Unfavorable Contract Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	(15,829)	(17,347)
Amortization	1,518	1,518
Ending Balance	$ (14,311)	$ (15,829)